Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Strategic Emerging Markets Fund

Supplement dated April 12, 2018 to the

Prospectus dated February 1, 2018 and the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, Summary Prospectus, and any previous supplements.

The following information supplements the information found in the third paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (page 77 of the Prospectus):

The Fund may invest a portion of its assets in public or private investment vehicles that in turn provide exposure to developing market equity securities.

The following information replaces the last sentence under the heading Foreign Investment Risk; Emerging Markets Risk; Currency Risk in the section titled Investments, Risks, and Performance (page 78 of the Prospectus):

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, diplomatic developments that could adversely affect the values of the Fund’s investments in certain non-U.S. countries, and quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries.

The following information replaces similar information under the heading Smaller and Mid-Cap Company Risk in the section titled Investments, Risks, and Performance (page 79 of the Prospectus):

Small and Mid-Cap Company Risk    Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Strategic Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Strategic Emerging Markets Fund

Supplement dated April 12, 2018 to the

Prospectus dated February 1, 2018 and the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, Summary Prospectus, and any previous supplements.

The following information supplements the information found in the third paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (page 77 of the Prospectus):

The Fund may invest a portion of its assets in public or private investment vehicles that in turn provide exposure to developing market equity securities.

The following information replaces the last sentence under the heading Foreign Investment Risk; Emerging Markets Risk; Currency Risk in the section titled Investments, Risks, and Performance (page 78 of the Prospectus):

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, diplomatic developments that could adversely affect the values of the Fund’s investments in certain non-U.S. countries, and quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries.

The following information replaces similar information under the heading Smaller and Mid-Cap Company Risk in the section titled Investments, Risks, and Performance (page 79 of the Prospectus):

Small and Mid-Cap Company Risk    Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE